UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock New York Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 143.7%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/25	$ 95	$ 66,687
	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/35	60	40,159
	Albany, New York, Municipal Water Finance Authority, Second Resolution
	Revenue Bonds, Series B, 5%, 12/01/33 (a)	1,000	836,040
	Essex County, New York, IDA, Environmental Improvement Revenue Bonds
	(International Paper Company Project), AMT, Series A, 6.625%, 9/01/32 100		73,487
	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(United Memorial Medical Center Project), 5%, 12/01/27	100	63,962
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
	4.50%, 2/15/47 (a)	75	52,982
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
	5%, 2/15/47 (b)	100	76,029
	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
	University Project), Series B, 5%, 7/01/23	2,000	1,973,280
	Metropolitan Transportation Authority, New York, Revenue Bonds, Series C,
	6.50%, 11/15/28	250	263,947
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series B-1, 5.15%, 11/01/37	250	191,160
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	500	380,610
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, Series A, 5.25%, 5/01/30 (c)(d)	1,000	885,840
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
	Stadium Project), 5%, 1/01/39 (e)	250	206,912
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
	Stadium Project), 5%, 1/01/46 (e)	400	319,472
	New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp
	Project), 5%, 9/01/35	500	322,815
	New York City, New York, City IDA, Special Facility Revenue Bonds (American
	Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25	950	668,125
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7.75%, 8/01/31	300	206,259
	New York City, New York, City Municipal Water Finance Authority, Water and
	Sewer System Revenue Bonds, Series A, 4.25%, 6/15/33	250	192,855
	New York City, New York, City Municipal Water Finance Authority, Water and
	Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	100	99,674

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names and descriptions of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes

BlackRock New York Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Bonds, Series C, 5.125%, 6/15/33	$ 1,000	$ 962,720
New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System, Revenue Refunding Bonds, Series B, 5%, 6/15/36 (f)	1,000	905,700
New York City, New York, City Transitional Finance Authority, Building Aid
Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	100	77,569
New York City, New York, City Transitional Finance Authority, Future Tax
Secured Revenue Bonds, Series B, 6%, 5/15/10 (g)	1,815	1,933,647
New York City, New York, GO, Refunding, Series A, 6%, 5/15/10 (g)	500	532,685
New York City, New York, GO, Refunding, Series A, 6%, 5/15/30	10	10,087
New York City, New York, Sales Tax Asset Receivable Corporation Revenue
Bonds, Series A, 5%, 10/15/32 (e)	2,000	1,882,900
New York Convention Center Development Corporation, New York, Revenue
Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (e)	850	691,704
New York Liberty Development Corporation Revenue Bonds (National Sports
Museum Project), Series A, 6.125%, 2/15/19 (h)	175	20,932
New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran
Medical Center), 5%, 8/01/31 (a)(c)	750	621,097
New York State Dormitory Authority, Non-State Supported Debt, Lease
Revenue Bonds (Municipal Health Facilities Improvement Program),
Sub-Series 2-4, 4.75%, 1/15/30	300	265,158
New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (Fordham University), Series B, 5%, 7/01/38 (i)	100	90,161
New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (Manhattan College), Series B, 5.30%, 7/01/37 (j)	150	121,923
New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37	150	105,831
New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (School Districts Financing Program), Series B,
5%, 4/01/36 (f)	150	137,260
New York State Dormitory Authority Revenue Bonds (University of Rochester),
Series B, 5.625%, 7/01/09 (g)	500	518,500
New York State Dormitory Authority, Revenue Refunding Bonds (Kateri
Residence), 5%, 7/01/22	1,000	973,390
New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai
Health), Series A, 6.50%, 7/01/25	1,000	910,920
New York State Dormitory Authority, Revenue Refunding Bonds (State
University Educational Facilities), Series A, 5.25%, 5/15/15 (e)	1,005	1,035,643
New York State, HFA, Housing Revenue Bonds (Tri-Senior Development
Project), AMT, Series A, 5.40%, 11/15/42 (k)	100	77,145
New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace
Apartments), AMT, Series B, 4.95%, 2/15/38	150	106,918
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
AMT, Series 143, 4.90%, 10/01/37	100	70,677

BlackRock New York Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York and New Jersey, Special Obligation Revenue
	Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%,	$ 955	$955,850
	Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer
	Polytechnic Institute), 5%, 3/01/36	150	128,349
	Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews
	Terrace Apartments Project), AMT, 4.70%, 12/20/38 (d)	250	167,878
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga
	Hospital Project), Series B, 5.25%, 12/01/32	100	75,807
	Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union
	College Project), 5%, 7/01/31	500	449,285
	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue
	Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	115	84,415
	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 1/01/12 (a)(g)	500	531,375
	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 1/01/32 (a)	155	140,576
			21,506,397
Guam - 0.5%	Guam Economic Development and Commerce Authority, Tobacco Settlement
	Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	100	72,192
Puerto Rico - 13.7%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
	Refunding Bonds, 5.625%, 5/15/43	500	364,100
	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/28 (a)	250	242,680
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 5.16%, 7/01/44 (e)	395	33,441
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5%,
	7/01/14 (g)(l)	195	210,846
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5%, 7/01/34	120	96,268
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Ana G. Mendez University System
	Project), 5%, 3/01/26	800	584,720
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.50%, 2/01/12 (g)	495	527,487
			2,059,542
	Total Long-Term Investments (Cost - $26,431,401) - 157.9%		23,638,131
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 1.20% (m)(n)	613,921	613,921
	Total Short-Term Securities
	(Cost - $613,921) - 4.1%		613,921
	Total Investments (Cost - $27,045,322*) - 162.0%		24,252,052
	Other Assets Less Liabilities - 3.5%		521,917
	Preferred Shares, at Redemption Value - (65.5)%		(9,806,213)
	Net Assets Applicable to Common Shares - 100.0%		$14,967,756

BlackRock New York Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$27,045,322
	Gross unrealized appreciation	$423,884
	Gross unrealized depreciation	(3,217,154)
	Net unrealized depreciation	$(2,793,270)
(a)	MBIA Insured.
(b)	FGIC Insured.
(c)	FHA Insured.
(d)	GNMA Collateralized.
(e)	AMBAC Insured.
(f)	FSA Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Issuer filed for bankruptcy or is in default of interest payments.
(i)	Assured Guaranty Insured.
(j)	Radian Insured.
(k)	FNMA Collateralized.
(l)	Represents a zero-coupon bond. Rate shown is the effective yield at the time of purchase.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Affiliate	Net Activity	Income
	CMA New York Municipal Money Fund	400,685	$ 2,772
(n)	Represents the current yield as of report date.

BlackRock New York Investment Quality Municipal Trust, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

•	Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trusts' investments:

Valuation	Investments in
Inputs	Securities
Level 1	$613,921
Level 2	23,638,131
Level 3	-
Total	$24,252,052

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 19, 2008